Filed pursuant to 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

AMG Managers DoubleLine Core Plus Bond Fund

AMG Managers Fairpointe Mid Cap Fund

AMG Managers Pictet International Fund

AMG Managers Silvercrest Small Cap Fund

AMG River Road Dividend All Cap Value Fund

AMG River Road Dividend All Cap Value Fund II

AMG River Road Focused Absolute Value Fund

AMG River Road Long-Short Fund

AMG River Road Small-Mid Cap Value Fund

AMG River Road Small Cap Value Fund

Supplement dated October 1, 2017 to the

Statement of Additional Information, dated February 27, 2017, as supplemented March 20, 2017, June 16, 2017 and June 30, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers DoubleLine Core Plus Bond Fund (formerly ASTON/DoubleLine Core Plus Fixed Income Fund), AMG Managers Fairpointe Mid Cap Fund (formerly ASTON/Fairpointe Mid Cap Fund), AMG Managers Pictet International Fund (formerly ASTON/Pictet International Fund), AMG Managers Silvercrest Small Cap Fund (formerly ASTON/Silvercrest Small Cap Fund), AMG River Road Dividend All Cap Value Fund (formerly ASTON/River Road Dividend All Cap Value Fund), AMG River Road Dividend All Cap Value Fund II (formerly ASTON/River Road Dividend All Cap Value Fund II), AMG River Road Focused Absolute Value Fund (formerly ASTON/River Road Focused Absolute Value Fund), AMG River Road Long-Short Fund (formerly ASTON/River Road Long-Short Fund), AMG River Road Small-Mid Cap Value Fund (formerly AMG River Road Select Value Fund) and AMG River Road Small Cap Value Fund (formerly ASTON/River Road Small Cap Value Fund), each a series of AMG Funds IV (formerly Aston Funds) (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statement of Additional Information (the “Existing SAI”), dated and supplemented as noted above.

EFFECTIVE OCTOBER 1, 2017, SHARES OF THE FUNDS ARE NO LONGER OFFERED UNDER THE EXISTING SAI. SHARES OF THE FUNDS WILL BE OFFERED UNDER A NEW SEPARATE STATEMENT OF ADDITIONAL INFORMATION (THE “NEW STATEMENT OF ADDITIONAL INFORMATION”), DATED OCTOBER 1, 2017.

The New Statement of Additional Information contains important information about the Funds. All interested persons and prospective shareholders may visit https://www.amgfunds.com/resources/order_literature.html or call AMG Funds LLC, the investment manager of the Funds, toll-free at 800.835.3879 to obtain copies of the New Statement of Additional Information.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

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